Fair Value (Quantitative Information about Level 3 Fair Value Measurements) (Detail) - Fair Value, Measurements, Recurring [Member] - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value		¥ 80,918,296	¥ 92,465,899
Level 3 [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value		1,268,261	1,397,668
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Monte Carlo Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]		¥ 2,467
Significant unobservable inputs
Correlation between interest rates			51.10%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Monte Carlo Method [Member] | Minimum [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate			31.10%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Monte Carlo Method [Member] | Maximum [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate			49.70%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Monte Carlo Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate	[2]		40.40%
Correlation between interest rates	[2]		51.10%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Monte Carlo Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]		¥ 831
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Minimum [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate			21.10%
Correlation between interest rates			37.90%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Maximum [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate			49.70%
Correlation between interest rates			51.10%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Monte Carlo Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Correlation between interest rate and foreign exchange rate	[2]		28.90%
Correlation between interest rates	[2]		45.50%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 20,099	¥ 20,941
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		0.10%	0.10%
Recovery rate		60.00%	60.00%
Market-required return on capital		8.00%	8.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		0.40%	0.90%
Recovery rate		70.00%	70.00%
Market-required return on capital		10.00%	10.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Return on Equity Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Probability of default	[2]	0.30%	0.30%
Recovery rate	[2]	67.00%	66.80%
Market-required return on capital	[2]	9.00%	9.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 19,313	¥ 8,634
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		4.40%	4.70%
Recovery rate		41.00%	41.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		8.80%	13.10%
Recovery rate		81.20%	74.10%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Corporate Bonds [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Probability of default	[2]	5.60%	5.30%
Recovery rate	[2]	42.80%	55.20%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 108,132	¥ 144,897
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		1.20%	1.20%
Recovery rate		60.00%	60.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		5.30%	5.30%
Recovery rate		76.00%	76.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Probability of default	[2]	4.30%	4.30%
Recovery rate	[2]	64.70%	65.10%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1],[3]	¥ 650,814	¥ 617,350
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Minimum [Member]
Significant unobservable inputs
Asset correlations	[3]	7.00%	9.00%
Discount factor	[3]	1.20%	1.80%
Prepayment rate	[3]	9.50%	8.70%
Probability of default	[3]	0.00%	0.00%
Recovery rate	[3]	52.80%	51.30%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Maximum [Member]
Significant unobservable inputs
Asset correlations	[3]	11.00%	13.00%
Discount factor	[3]	1.40%	4.30%
Prepayment rate	[3]	29.50%	20.90%
Probability of default	[3]	83.10%	82.10%
Recovery rate	[3]	80.90%	61.60%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Residential Mortgage-backed Securities, Commercial Mortgage-backed Securities and Asset-backed Securities [Member] | Internal Model [Member] | Weighted Average [Member]
Significant unobservable inputs
Asset correlations	[2],[3]	11.00%	12.90%
Discount factor	[2],[3]	1.20%	1.90%
Prepayment rate	[2],[3]	29.30%	20.50%
Probability of default	[2],[3],[4]
Recovery rate	[2],[3]	80.60%	61.40%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 35,552	¥ 35,944
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Minimum [Member]
Significant unobservable inputs
Liquidity premium		0.50%	0.50%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Maximum [Member]
Significant unobservable inputs
Liquidity premium		1.00%	0.60%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Discounted Cash Flow [Member] | Weighted Average [Member]
Significant unobservable inputs
Liquidity premium	[2]	0.60%	0.50%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading securities and Investment securities at fair value	[1]	¥ 160,479	¥ 168,678
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		0.00%	0.00%
Recovery rate		40.00%	40.00%
Market-required return on capital		8.00%	8.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		25.00%	25.00%
Recovery rate		90.00%	90.00%
Market-required return on capital		10.00%	10.00%
Level 3 [Member] | Trading Securities and Investment Securities [Member] | Other Debt Securities [Member] | Return on Equity Method [Member] | Weighted Average [Member]
Significant unobservable inputs
Probability of default	[2]	0.30%	0.50%
Recovery rate	[2]	71.10%	69.30%
Market-required return on capital	[2]	9.70%	9.90%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Interest Rate Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ 28,297	¥ 37,623
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Interest Rate Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		0.10%	0.10%
Correlation between interest rate and foreign exchange rate		20.40%	21.10%
Correlation between interest rates		36.00%	5.30%
Recovery rate		41.00%	41.00%
Volatility		21.60%	85.40%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Interest Rate Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		13.20%	13.10%
Correlation between interest rate and foreign exchange rate		48.80%	49.70%
Correlation between interest rates		100.00%	99.80%
Recovery rate		48.00%	47.00%
Volatility		100.00%	201.80%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Foreign Exchange Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ 14,890
Significant unobservable inputs
Correlation between underlying assets		85.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Foreign Exchange Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Probability of default		0.10%
Correlation between interest rate and foreign exchange rate		46.40%
Correlation between interest rates		40.30%
Recovery rate		41.00%
Volatility		16.80%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Foreign Exchange Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Probability of default		8.70%
Correlation between interest rate and foreign exchange rate		50.70%
Correlation between interest rates		74.00%
Recovery rate		48.00%
Volatility		20.60%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Equity Contracts [Member] | Discounted Cash Flow [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]		¥ 2,348
Significant unobservable inputs
Term of litigation			1 year
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Equity Contracts [Member] | Option Model [Member]
Fair Value Inputs, Assets and Liabilities, Quantitative Information [Line Items]
Trading derivatives-net at fair value	[1]	¥ (6,659)	¥ (10,139)
Significant unobservable inputs
Correlation between foreign exchange rate and equity			6.00%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Equity Contracts [Member] | Option Model [Member] | Minimum [Member]
Significant unobservable inputs
Correlation between interest rate and equity		33.30%	33.30%
Volatility		29.80%	0.00%
Correlation between foreign exchange rate and equity		3.00%
Correlation between equities		25.50%	27.40%
Level 3 [Member] | Trading Account Assets, Trading Derivatives-net [Member] | Equity Contracts [Member] | Option Model [Member] | Maximum [Member]
Significant unobservable inputs
Correlation between interest rate and equity		39.00%	39.00%
Volatility		127.40%	106.60%
Correlation between foreign exchange rate and equity		69.20%
Correlation between equities		81.30%	65.30%

[1]	The fair value as of March 31, 2016 and 2017 excludes the fair value of investments valued using vendor prices.
[2]	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.
[3]	For further detail of Internal model, refer to the last paragraph of "Trading Account Assets and Liabilities-Trading Account Securities."
[4]	See "Probability of default" in "Sensitivity to and range of unobservable inputs."